Other non-current liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other non-current liabilities
4 0	Other non-current liabilities

	Note	2020 RMB million	2019 RMB million
Unredeemed credits under the frequent flyer award programs	3 8	1,745	1,763
Long-term payables (Note)		291	—
Others		—	19

		2,036	1,782

Note: As at December 31, 2020, long-term payables of RMB291 million were additional financing provided by buyer-lessor to the Group in aircraft sale and leaseback transactions, and the current portion of long-term payables of RMB94 million was recorded in other liabilities (Note19(d)).